Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CREDIT SUISSE GROUP AG
Entity Central Index Key	0001159510
Document Type	6-K
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2